Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Composition of Share Capital	Composition of share capital
	Authorized	Issued and paid-up
	No. of shares	No. of shares

Ordinary Shares on par value per share, As of December 31, 2025	50,000,000	6,634,400
Ordinary Shares on par value per share, As of December 31, 2024	20,000,000	5,286,982